Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxes on income
For financial reporting purposes, income before income taxes includes the following components:

For the Years Ended December 31,
(In millions of dollars)	2017	2016	2015
Income before income taxes:
U.S.	$819	$725	$702
Other	1,824	1,755	1,605
	$2,643	$2,480	$2,307

The expense for income taxes is comprised of:
Current–
U.S. Federal	$313	$208	$90
Other national governments	388	366	385
U.S. state and local	36	43	52
	737	617	527
Deferred–
U.S. Federal	286	26	125
Other national governments	72	32	15
U.S. state and local	38	10	4
	396	68	144
Total income taxes	$1,133	$685	$671

Deferred income tax assets and liabilities
The significant components of deferred income tax assets and liabilities and their balance sheet classifications are as follows:

December 31,
(In millions of dollars)	2017	2016
Deferred tax assets:
Accrued expenses not currently deductible	$369	$582
Differences related to non-U.S. operations (a)	139	127
Accrued U.S. retirement benefits	394	629
Net operating losses (b)	67	56
Income currently recognized for tax	49	71
Other	31	50
	$1,049	$1,515

Deferred tax liabilities:
Differences related to non-U.S. operations	$235	$217
Depreciation and amortization	338	377
Accrued retirement & postretirement benefits - non-U.S. operations	172	10
Other	16	14
	$761	$618

(a)	Net of valuation allowances of $18 million in 2017 and $3 million in 2016.

(b)	Net of valuation allowances of $11 million in 2017 and $17 million in 2016.

December 31,
(In millions of dollars)	2017	2016
Balance sheet classifications:
Deferred tax assets	$669	$1,097
Other liabilities	$381	$200

U.S. Federal statutory income tax rate
A reconciliation from the U.S. Federal statutory income tax rate to the Company’s effective income tax rate is shown below:

For the Years Ended December 31,	2017	2016	2015
U.S. Federal statutory rate	35.0%	35.0%	35.0%
U.S. state and local income taxes—net of U.S. Federal income tax benefit	1.5	1.5	1.6
Differences related to non-U.S. operations	(8.6)	(9.2)	(8.0)
U.S. Tax Reform	17.4	—	—
Equity compensation	(2.6)	—	—
Other	0.2	0.3	0.5
Effective tax rate	42.9%	27.6%	29.1%

Unrecognized tax benefits
Following is a reconciliation of the Company’s total gross unrecognized tax benefits for the years ended December 31, 2017, 2016 and 2015:

(In millions of dollars)	2017	2016	2015
Balance at January 1,	$65	$74	$97
Additions, based on tax positions related to current year	1	2	3
Additions for tax positions of prior years	14	6	22
Reductions for tax positions of prior years	(6)	(6)	(10)
Settlements	—	(7)	(20)
Lapses in statutes of limitation	(3)	(4)	(18)
Balance at December 31,	$71	$65	$74